Shareholder Report, Average Annual Return (Details)	11 Months Ended
	May 31, 2026	May 31, 2026
C000261240 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		70.11%
C000261241 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%
Solactive GBS United States 1000 Net Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%	27.35%